NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2030 Fund	Nationwide Destination Retirement Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2050 Fund	Nationwide Investor Destinations Moderately
Nationwide Destination 2055 Fund	Aggressive Fund
Nationwide Destination 2060 Fund	Nationwide Investor Destinations Moderately
Nationwide Destination 2065 Fund	Conservative Fund

Supplement dated July 1, 2025
to the Statement of Additional Information dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1.
On June 10, 2025, the Board of Trustees of Nationwide Mutual Funds (the “Trust”) approved the nomination of Tracy Bollin (the “New Trustee”) to serve as a Trustee of the Trust. His term commenced on July 1, 2025. The New Trustee is not considered to be an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended.

2.	Effective immediately, the SAI is amended as follows:

a.	The paragraph under the heading “Management Information” on page 52 of the SAI is deleted in its entirety and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Currently, there are no Trustees who are interested persons of the Trust. Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 45 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Investment Management Group, One Nationwide Plaza, Mail Code 1-18-102, Columbus, OH 43215.

b.	The following supplements the table under the heading “Independent Trustees” beginning on page 52 of the SAI:

Tracy Bollin
Year of Birth	Positions Held with Trust and Length of Time Served[1]	Number of Portfolios Overseen in the Nationwide Fund Complex
1970	Trustee since July 2025	115
Principal Occupation(s) During the Past Five Years (or Longer)
From 2015 until 2021, Mr. Bollin served as Vice President and CFO of Principal Funds, Managing Director of Fund Operations for Principal Global Investors, and President of Principal Shareholder Services.

Other Directorships held During the Past Five Years[2] Board member of On With Life since September 2024.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Bollin has held multiple roles in the financial services industry, including positions in capital markets, finance, operations, and as a board member.

c.	The table and footnote 3 under the heading “Interested Trustee” beginning on page 54 of the SAI are hereby deleted in their entirety.

d.	The information under the heading “Committees of the Board” beginning on page 57 of the SAI is modified as follows:

i.	The last sentence in the second paragraph is deleted and replaced with the following:

“The Audit and Operations Committee met five times during the past fiscal year, and currently consists of the following Trustees: Ms. Kosel, Ms. Petersen, Mr. Kridler, Mr. Wezdenko (Chair) and Mr. Bollin, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

ii.	The last sentence in the last paragraph is deleted and replaced with the following:

“The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Bradshaw, Mr. Davis (Chair), Ms. Jacobs and Mr. Karlawish, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

e.	The table under the heading “Ownership of Shares of Nationwide Mutual Funds as of December 31, 2024” on page 59 of the SAI is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Funds	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Tracy Bollin[1]	None	None
Kristina Bradshaw	Over $100,000	Over $100,000
Lorn C. Davis	Over $100,000	Over $100,000
Barbara I. Jacobs	Over $100,000	Over $100,000
Keith F. Karlawish	Over $100,000	Over $100,000
Carol A. Kosel	Over $100,000	Over $100,000
Douglas F. Kridler	Over $100,000	Over $100,000
Charlotte Petersen	Over $100,000	Over $100,000
David E. Wezdenko	Over $100,000	Over $100,000

[1]	Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.
f.
The table and accompanying footnotes under the heading “Ownership in the Funds’ Investment Adviser[1], Subadvisers[2] or Distributor[3] as of December 31, 2024” on page 59 of the SAI are deleted in their entirety and replaced with the following:

Name of Trustee	Name of Owners and Relationships to Trustee	Name of Company	Title of Class of Security	Value of Securities	Percent of Class
Tracy Bollin[4]	N/A	N/A	N/A	None	N/A
Kristina Bradshaw	N/A	N/A	N/A	None	N/A
Lorn C. Davis	N/A	N/A	N/A	None	N/A
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Keith F. Karlawish	N/A	N/A	N/A	None	N/A
Carol A. Kosel	N/A	N/A	N/A	None	N/A

Douglas F. Kridler	N/A	N/A	N/A	None	N/A
Charlotte Petersen	N/A	N/A	N/A	None	N/A
David E. Wezdenko	N/A	N/A	N/A	None	N/A

[1] Nationwide Fund Advisors.

[2] As of December 31, 2024, subadvisers to the Trust included: Amundi Asset Management US, Inc.; Bailard, Inc.; BlackRock Investment Management, LLC; Brown Capital Management, LLC; Dreyfus, a division of Mellon Investments Corporation; Geneva Capital Management LLC; Goldman Sachs Asset Management, L.P.; GQG Partners LLC; Insight North America LLC; Jacobs Levy Equity Management, Inc.; Janus Henderson Investors US LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management LLC; Mellon Investments Corporation; Nationwide Asset Management, LLC; Neuberger Berman Investment Advisers LLC; Newton Investment Management North America, LLC; UBS Asset Management (Americas) LLC.; WCM Investment Management, LLC; and Wellington Management Company LLP.

[3] Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.

[4] Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.

g.	The information under the heading “Compensation of Trustees” beginning on page 59 of the SAI is deleted in its entirety and replaced with the following:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Compensation Table below sets forth the total compensation paid to the Independent Trustees, before reimbursement of any expenses incurred by them, for the fiscal year ended October 31, 2024. In addition, the Compensation Table sets forth the total compensation paid to the Independent Trustees from all the funds in the Fund Complex for the twelve months ended October 31, 2024. Trust officers receive no compensation from the Trust in their capacity as officers. The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust. Currently, there are no Trustees who are interested persons of the Trust.

The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

Name of Trustee	Aggregate Compensation from the Trust[3]	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex[1]
Tracy Bollin[2]	$0	N/A	N/A	$0
Kristina Bradshaw	99,238	N/A	N/A	377,000
Lorn C. Davis	100,237	N/A	N/A	380,750
Barbara I. Jacobs	103,185	N/A	N/A	392,000
Keith F. Karlawish	127,849	N/A	N/A	485,750
Carol A. Kosel	103,571	N/A	N/A	393,000
Douglas F. Kridler	108,443	N/A	N/A	412,000
Charlotte Petersen	99,173	N/A	N/A	377,000
David E. Wezdenko	102,185	N/A	N/A	388,250
Kristina Bradshaw	99,238	N/A	N/A	377,000

[1] As of October 31, 2024, the Fund Complex included two trusts comprised of 115 investment company funds or series. [2] Mr. Bollin’s term as an Independent Trustee commenced effective July 1, 2025.

Each of the Trustees and officers and their families are eligible to purchase Class A shares at net asset value without any sales charge. Each Trustee is also eligible to purchase Class R6 shares at net asset value. Class R6 shares are sold without a sales charge and are not subject to Rule 12b-1 fees or administrative services fees.

h.	The first paragraph under the heading “Distributor” beginning on page 65 of the SAI is deleted in its entirety and replaced with the following:

Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), One Nationwide Plaza, Mail Code 1-18-102, Columbus, OH 43215, serves as underwriter for each Fund in the continuous distribution of its shares pursuant to an Underwriting Agreement dated May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly owned subsidiary of NFS Distributors, Inc., which in turn is a wholly owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:

Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Christopher Graham
Kevin Grether
Kevin T. Jestice
Lee T. Cummings
Stephen R. Rimes
David Majewski
Benjamin Hoecherl

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